Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

EQUITY AWARD TIMING DISCLOSURE

The Company does not have a program, plan or practice to time the grant of stock options, stock appreciation rights or similar option-like instruments in coordination with the release of material non-public information. The Company did not grant any stock options, stock appreciation rights or similar option-like instruments to any named executive officer during Fiscal 2026.